Paul Hastings LLP

Twenty-Fourth Floor

55 Second Street

San Francisco, California 94105-3441

telephone 415-856-7000

facsimile 415-856-7100

www.paulhastings.com

February 28, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Elfun Money Market Fund — File Nos. 033-31205 and 811-05904

Ladies and Gentlemen:

On behalf of the Elfun Money Market Fund (the “Registrant”), the enclosed Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, for purposes of seeking review by the staff of the Securities and Exchange Commission of disclosure changes related to the change of the Registrant into a government money market fund from a money market fund with a broader investment strategy.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP